UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
  (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Schedule of Investments.

TrimTabs Float Shrink ETF
Schedule of Investments
April 30, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Consumer Discretionary - 29.1%
Aaron's, Inc.	4,762	$171,146
AutoZone, Inc. (a)	160	110,750
Best Buy Co., Inc.	3,317	171,854
Burlington Stores, Inc. (a)	1,472	145,610
Chico's FAS, Inc.	10,200	140,964
Deckers Outdoor Corp. (a)	2,578	153,623
Domino's Pizza, Inc.	802	145,475
H&R Block, Inc.	5,459	135,329
Hasbro, Inc.	1,398	138,556
Hibbett Sports, Inc. (a)	3,061	79,586
Las Vegas Sands Corp.	2,161	127,477
Lear Corp.	1,021	145,656
Leggett & Platt, Inc.	2,739	143,907
Marriott International, Inc.	1,838	173,544
Michael Kors Holdings Ltd (a)	2,602	97,133
NVR, Inc. (a)	56	118,230
Pool Corp.	1,220	145,936
Ross Stores, Inc.	1,937	125,905
Sirius XM Holdings, Inc.	29,821	147,614
Sotheby's (a)	3,342	158,277
Starbucks Corp.	2,466	148,108
Steven Madden Ltd (a)	3,557	135,344
The Cheesecake Factory, Inc.	2,419	155,203
The Children's Place, Inc.	1,579	181,269
The TJX Cos, Inc.	1,660	130,542
Tupperware Brands Corp.	2,337	167,820
Twenty-First Century Fox, Inc.	5,158	157,525
VF Corp.	2,577	140,782
Wyndham Worldwide Corp.	1,880	179,183
		4,172,348
Consumer Staples - 4.8%
McCormick & Co., Inc.	1,240	123,876
Nu Skin Enterprises, Inc.	2,763	152,600
Pilgrim's Pride Corp.	5,901	153,190
Sysco Corp.	2,543	134,448
Wal-Mart Stores, Inc.	1,737	130,588
		694,702
Energy - 1.9%
Baker Hughes, Inc.	2,496	148,188
Dril-Quip, Inc. (a)	2,357	121,503
		269,691

Financials - 5.7%
CBOE Holdings, Inc.	1,859	153,200
Eaton Vance Corp.	3,182	136,603
Federated Investors, Inc.	4,222	113,234
Franklin Resources, Inc.	3,519	151,704
JPMorgan Chase & Co.	1,500	130,500
Moody's Corp.	1,136	134,412
		819,653
Health Care - 6.3%
Amgen, Inc.	720	117,591
Chemed Corp.	861	173,388
Express Scripts Holding Co. (a)	2,150	131,881
Gilead Sciences, Inc.	1,557	106,733
Hologic, Inc. (a)	3,521	158,973
Innoviva, Inc. (a)	8,780	103,472
Myriad Genetics, Inc. (a)	5,780	106,294
		898,332
Industrials - 22.7%
CH Robinson Worldwide, Inc.	1,778	129,261
Delta Air Lines, Inc.	2,842	129,141
Deluxe Corp.	1,859	133,681
Donaldson Co., Inc.	3,223	149,160
Expeditors International of Washington, Inc.	2,437	136,691
FLIR Systems, Inc.	3,640	133,697
Fortune Brands Home & Security, Inc.	1,968	125,440
Forward Air Corp.	2,920	155,256
FTI Consulting, Inc. (a)	3,447	119,232
Illinois Tool Works, Inc.	1,043	144,028
Landstar System, Inc.	1,859	158,852
Nordson Corp.	1,204	150,741
NOW, Inc. (a)	6,082	103,455
Parker-Hannifin Corp.	1,002	161,122
Robert Half International, Inc.	3,317	152,748
Rollins, Inc.	4,317	167,629
Snap-on, Inc.	782	131,008
Southwest Airlines Co.	3,319	186,594
Swift Transportation Co. (a)	5,898	144,973
The Timken Co.	3,659	176,547
United Continental Holdings, Inc. (a)	2,440	171,312
Wabash National Corp.	8,799	200,441
		3,261,009

Information Technology - 24.0%
Apple, Inc.	1,083	155,573
Applied Materials, Inc.	4,183	169,871
Aspen Technology, Inc. (a)	2,661	163,625
CDK Global, Inc.	2,161	140,486
Cognex Corp.	2,402	204,987
Electronics For Imaging, Inc. (a)	2,459	112,573
HP, Inc.	8,160	153,571
Integrated Device Technology, Inc. (a)	5,582	133,912
InterDigital, Inc.	1,598	143,660
Jack Henry & Associates, Inc.	1,441	139,662
Manhattan Associates, Inc. (a)	2,156	100,664
Maxim Integrated Products, Inc.	3,358	148,256
Monolithic Power Systems, Inc.	1,634	149,511
NVIDIA Corp.	1,880	196,084
Oracle Corp.	3,161	142,118
Skyworks Solutions, Inc.	1,659	165,469
Stamps.com, Inc. (a)	1,260	133,749
Synaptics, Inc. (a)	2,439	133,584
Teradata Corp. (a)	5,021	146,513
Teradyne, Inc.	5,322	187,707
Texas Instruments, Inc.	1,799	142,445
VeriSign, Inc. (a)	1,578	140,316
Xilinx, Inc.	2,340	147,677
		3,452,013
Materials - 4.9%
International Flavors & Fragrances, Inc.	1,080	149,677
LyondellBasell Industries	1,598	135,446
Monsanto Co.	1,055	123,024
NewMarket Corp.	321	151,095
Packaging Corp of America	1,523	150,442
		709,684
Real Estate - 0.6%
Altisource Portfolio Solutions SA (a)	3,937	86,968
TOTAL COMMON STOCKS (Cost $13,434,779)		14,364,400

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.600% (b)	10,687	10,687
TOTAL SHORT-TERM INVESTMENTS (Cost $10,687)		10,687

Total Investments (Cost $13,445,466) - 100.1%		14,375,087
Liabilities in Excess of Other Assets - (0.1)%		(11,218)
TOTAL NET ASSETS - 100.0%		$14,363,869

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2017.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$13,445,466
Gross unrealized appreciation	1,149,778
Gross unrealized depreciation	(220,157)
Net unrealized appreciation	$929,621

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Fair Valuation Measurements
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,364,400	$-	$-	$14,364,400

Money Market Funds	10,687	-	-	$10,687

Total Investments in Securities	$14,375,087	$-	$-	$14,375,087

* Please refer to the schedule of investments to view securities by industry type.

The Fund did not invest in any Level 3 securities during the period. There were no transfers between levels 1, 2 or 3 during the period. It is the Fund's policy to consider transfers between levels as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    TrimTabs ETF Trust

By (Signature and Title)   /s/ Theodore Theodore
                                             Theodore M. Theodore, President (Principal Executive Officer)

Date    5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Theodore Theodore
                                              Theodore M. Theodore, President (Principal Executive Officer)

Date   5/26/2017

By (Signature and Title)*  /s/ Jeff Lazar
                                              Jeff Lazar, Treasurer (Principal Financial Officer)

Date    5/26/2017

* Print the name and title of each signing officer under his or her signature.